Document And Entity Information	12 Months Ended
Oct. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001928948
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41573
Entity Registrant Name	High-Trend International Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Title of 12(b) Security	Class A Ordinary Shares, $0.0025 par value per share
Trading Symbol	HTCO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	6,632,441
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F/A (“Amendment No.1”) for the year ended October 31, 2025 (the “Original Form 20-F”) of High-Trend International Group (the “Company”), as originally filed with the Securities and Exchange Commission on January 23, 2026 (the “Original Filing Date”), is being filed (i) to provide a corrected Exhibit 1.1, as an incorrect version was inadvertently filed with the Original Form 20-F, and (ii) to report that the Company (1) had in fact filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), during the preceding 12 months and (2) has been subject to such filing requirements for the past 90 days.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also contains new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Because no financial statements have been included in this Amendment No. 1 and this Amendment No. 1 does not contain or amend any disclosure with respect to Items 307 and 308 of Regulation S-K, paragraphs 3, 4, and 5 of those certifications have been omitted.Except as described above, no other changes have been made to the Original Form 20-F. This Amendment No. 1 speaks as of the Original Filing Date. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any other item of the Original Form 20-F, or reflect any event that has occurred after the filing of the Original Form 20-F. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Form 20-F and the Company’s filings with the SEC subsequent to the filing of the Original Form 20-F.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Contact Personnel Name	Shixuan He
City Area Code	(65)
Local Phone Number	8304 8372
Contact Personnel Email Address	brucehe@htcoint.com